J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Hedged Equity Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated February 17, 2023

to the current Prospectuses, as supplemented

As previously supplemented on February 9, 2023, effective February 17, 2023, the Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-HE-223-2